STOCK OPTIONS (Details 1)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.47%	0.88%	0.32%
Expected term	5 years	3 years	5 years
Volatility	147.00%		390.00%
Minimum [Member]
Volatility		123.00%
Maximum [Member]
Volatility		157.00%